Financial Instruments Risks - Sensitivity of the Financial Margin SFM (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sensitivity Of The Financial Margin Given A Variation Of 100 Basis Points In Projected Margin [Abstract]
Closing	0.47%	0.97%
Minimum	0.43%	0.72%
Maximum	1.01%	1.22%
Average	0.75%	0.95%